Cover	Oct. 05, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends Items 8.01 and 9.01 of the Current Report on Form 8-K filed by Falcon’s Beyond Global, Inc. (“Pubco”) on October 12, 2023 (the “Original Report”), in which Pubco reported, among other events, the completion of the Business Combination. This Amendment No. 1 amends (a) Item 8.01 in the Original Report to provide an updated beneficial ownership of securities table, (b) Item 9.01(a) in the Original Report to include (i) the unaudited condensed consolidated financial statements of Falcon’s Beyond Global, LLC as of September 30, 2023 and December 31, 2022 and for the three and nine month periods ended September 30, 2023 and 2022 and related notes, (ii) Management’s Discussion and Analysis of Financial Condition and Results of Operations of Falcon’s Beyond Global, LLC for the three and nine month periods ended September 30, 2023, and (iii) the unaudited condensed financial statements of FAST Acquisition Corp. II as of September 30, 2023 and December 31, 2022 and for the three and nine month periods ended September 30, 2023 and 2022 and related notes, and (c) Item 9.01(b) in the Original Report to include the unaudited pro forma condensed combined financial information of Pubco as of September 30, 2023 and December 31, 2022, and for the nine months ended September 30, 2023 and for the year ended December 31, 2022. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at Pubco subsequent to the filing date of the Original Report. Capitalized terms used but not defined herein have the meanings ascribed to them in the Original Report.
Document Period End Date	Oct. 05, 2023
Entity File Number	001-41833
Entity Registrant Name	FALCON’S BEYOND GLOBAL, INC.
Entity Central Index Key	0001937987
Entity Tax Identification Number	92-0261853
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6996 Piazza Grande Avenue
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32835
City Area Code	407
Local Phone Number	909-9350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FBYD
Security Exchange Name	NASDAQ
Warrants To Purchase 1. 034999 Shares Of Class Common Stock Each At Exercise Price Of 11. 50 Per Share [Member]
Title of 12(b) Security	Warrants to purchase 1.034999 shares of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	FBYDW
Security Exchange Name	NASDAQ